Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	₩ 8,673,896
Cash flows from financing activities	4,718,047
Gain or loss on foreign currency translation	65,283
Effective interest adjustment	15,237
Others	96,939
Ending balance	13,569,402
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Cash flows from financing activities	686,097
Gain or loss on foreign currency translation	10,696
Ending balance	696,793
Current portion of long-term borrowings and bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	1,553,907
Cash flows from financing activities	(1,567,818)
Reclassification	1,237,344
Gain or loss on foreign currency translation	18,887
Effective interest adjustment	584
Ending balance	1,242,904
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	5,232,271
Cash flows from financing activities	4,341,087
Reclassification	(827,883)
Gain or loss on foreign currency translation	54,202
Ending balance	8,799,677
Bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	1,772,599
Cash flows from financing activities	1,323,251
Reclassification	(409,461)
Gain or loss on foreign currency translation	(20,351)
Effective interest adjustment	10,568
Others	64,910
Ending balance	2,741,516
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	115,119
Cash flows from financing activities	(64,570)
Gain or loss on foreign currency translation	1,849
Effective interest adjustment	4,085
Others	32,029
Ending balance	₩ 88,512